S000051302 [Member] Investment Strategy - AB Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in income-producing securities. The Fund also normally invests at least 65% of its total assets in securities of U.S. and foreign governments, their agencies or instrumentalities and repurchase agreements relating to U.S. Government securities.
The Fund normally invests at least 65% of its total assets in U.S. Dollar-denominated securities. The Fund may also invest up to 35% of its total assets in non-government fixed-income securities, including corporate debt securities, non-government mortgage-backed and other asset-backed securities, certificates of deposit and commercial paper. The Fund may invest up to 35% of its net assets in below investment grade securities (commonly known as “junk bonds”). The Fund may invest no more than 25% of its total assets in securities of issuers in any one country other than the U.S. The Fund’s investments in foreign securities may include investments in securities of emerging market countries or of issuers in emerging markets.
The Adviser selects securities for purchase or sale based on its assessment of the securities’ risks and return characteristics as well as the securities’ impact on the overall risks and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund’s other holdings. The Fund may invest in fixed-income securities with any maturity or duration.
The Fund utilizes derivatives, such as options, futures contracts, forwards and swaps to a significant extent, subject to the limits of applicable law. The Fund may, for example, use credit default, interest rate and total return swaps to establish exposure to the fixed-income markets or particular fixed-income securities. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund’s exposure. The Fund’s use of derivatives may create aggregate exposure that is substantially in excess of its net assets, effectively leveraging the Fund.